Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM N-SAR
                               Semi-Annual Report
                       For Registered Investment Companies




Report for fiscal year ending:  12/31/01

Is this a transition report?  (Y/N)  No

Is this an amendment to a previous filing?  (Y/N)  No



1.       A.     Registrant Name:  Morgan Stanley Select Equity Trust*

         B.     File Number:  811-5065

         C.     Telephone Number:  (212) 530-8201

2.       A.     1585 Broadway
                New York, NY 10036
-------
*FORMERLY: MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST

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3.       Is this the first filing on this form? (Y/N)

                No

4.       Is this the last filing on this form by Registrant? (Y/N)

                No

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.]

                No

6.       Is Registrant a unit investment trust (UIT)? (Y/N)
         [If answer is "Y" (Yes) complete only items 1ll through 132.]

                Yes



For period ending:  12/31/01

File Number:  811-5065


111.     A. Van Kampen Funds, Inc.

         C. City: Oakbrook Terrace  State: Illinois   Zip Code:  60181

            Zip Ext.:  5555


115.     A. Independent Public Accountant Name: Grant Thornton LLP

         B. City: Chicago        State: Illinois   Zip Code:  60601

            Zip Ext.:  6203

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.

                47

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

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                33

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).

                $ 8,721

121. State the number of series for which a current prospectus was in existence at the end of the period.

                40

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

                38


For period ending:  12/31/01

File number:  811-5065


123.     State the total value of the additional units considered in answering item 122 ($000's).

                $ 2,868,346


124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

                $ 0


125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

                $ 66,029

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126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted).

                $ 1


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                          Number      Total        Total Income
                                          of Series   Assets       Distributions
                                          Investing   ($000's      ($000's
                                                      omitted)      omitted)

         A.       U.S. Treasury
                  direct issue

         B.       U.S. Government
                  agency

         C.       State and
                  municipal
                  tax-free

         D.       Public utility
                  debt

         E.       Brokers or
                  dealers debt or
                  debt of brokers'
                  or dealers' parent

         F.       All other
                  corporate intermed.
                  & long-term debt

         G.       All other
                  corporate
                  short-term debt

         H.       Equity securities
                  of brokers or

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                  dealers or parents
                  of brokers or dealers

         I.       Investment company
                  equity securities

         J.       All other equity          47      $ 2,598,923     $ 31,319
                  securities

         K.       Other securities
                  -Treas & MF

         L.       Total assets of           47      $ 2,598,923     $ 31,319
                  all series of
                  registrant



For period ending:  12/31/01

File number:  811-5065


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

                No

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is "N" (No), go to item 131.]


130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)



131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

                $ 2,316

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

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                None


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                                   SIGNATURES




This report is signed on behalf of the registrant in the City of New York in the State of New York on the 28th day of February, 2002.


                                              Morgan Stanley DW Inc.

                                              By:          /s/Michael D. Browne
                                              Name:        Michael D. Browne
                                              Title:       First Vice President

Witness: Thomas Hines
Name:    Thomas Hines
Title:   First Vice President